FAIR VALUE MEASUREMENTS (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Assets:
Government bonds	$ 418	$ 427
Corporate bonds	221	237
Equity fund	227	226
Foreign currency derivative contracts	118	156
Total financial assets	984	1,046
Liabilities:
Contingent and deferred consideration	5,607	1,942
Total financials liabilities	5,607	1,942
Fair Value, Inputs, Level 1 [Member]
Assets:
Government bonds	418	427
Corporate bonds	0	0
Equity fund	227	226
Foreign currency derivative contracts	0	0
Total financial assets	645	653
Liabilities:
Contingent and deferred consideration	0	0
Total financials liabilities	0	0
Fair Value, Inputs, Level 2 [Member]
Assets:
Government bonds	0	0
Corporate bonds	221	237
Equity fund	0	0
Foreign currency derivative contracts	118	156
Total financial assets	339	393
Liabilities:
Contingent and deferred consideration	0	0
Total financials liabilities	0	0
Fair Value, Inputs, Level 3 [Member]
Assets:
Government bonds	0	0
Corporate bonds	0	0
Equity fund	0	0
Foreign currency derivative contracts	0	0
Total financial assets	0	0
Liabilities:
Contingent and deferred consideration	5,607	1,942
Total financials liabilities	$ 5,607	$ 1,942